INVESTMENTS IN LOANS AND SECURITIES - Schedule of Investments in loans and securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 463,976	$ 282,724
Gross Unrealized Gains	23,724	18,648
Gross Unrealized Losses	(7,263)	0
Fair Value	480,437	301,372
Asset-Backed Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	450,210	270,067
Gross Unrealized Gains	23,724	18,648
Gross Unrealized Losses	(7,263)	0
Fair Value	466,671	288,715
Impairment loss on debt securities	33,700
Other loans and receivables
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	13,766	12,657
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 13,766	$ 12,657